Benefits offered to employees (Details 1) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Plan 2021 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2021 Plan
Date of grant	May 10, 2021
End of grace period	05/10/24
Settlement Method	Shares
Quantity of acquisition, shares		516,539	548,290
Shares canceled	(9,173)	(31,751)
Shares exercised	(507,366)
Plan 2021 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2021 Plan
Date of grant	May 10, 2021
End of grace period	05/10/24
Settlement Method	Cash
Quantity of acquisition, shares		140,900	144,779
Shares canceled	(948)	(3,879)
Shares exercised	(139,952)
Plan 2022 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2022 Plan
Date of grant	May 17, 2022
End of grace period	05/17/25
Settlement Method	Shares
Quantity of acquisition, shares	379,780	505,408	537,870
Shares canceled	(9,488)	(32,462)
Shares exercised	(116,140)
Fair value of the share	R$ 44.15
Plan 2022 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2022 Plan
Date of grant	May 17, 2022
End of grace period	05/17/25
Settlement Method	Cash
Quantity of acquisition, shares	120,512	131,787	132,902
Shares canceled	(9,774)	(1,115)
Shares exercised	(1,501)
Fair value of the share	R$ 23.53
Plan 2023 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2023 Plan
Date of grant	Sep. 06, 2023
End of grace period	09/06/26
Settlement Method	Shares
Quantity of acquisition, shares	570,136	931,050
Shares canceled	(23,076)
Shares exercised	(337,838)
Fair value of the share	R$ 23.02
Granted quantities, shares		931,050
Plan 2023 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2023 Plan
Date of grant	Sep. 06, 2023
End of grace period	09/06/26
Settlement Method	Cash
Quantity of acquisition, shares	181,822	208,206
Shares canceled	(22,332)	(5,080)
Shares exercised	(4,052)	(114)
Fair value of the share	R$ 23.53
Granted quantities, shares		213,400
Plan 2024 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2024 Plan
Date of grant	Jun. 05, 2024
End of grace period	06/06/27
Settlement Method	Shares
Quantity of acquisition, shares	954,519
Shares exercised	(546,055)
Fair value of the share	R$ 18.19
Granted quantities, shares	1,500,574
Plan 2024 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat	2024 Plan
Date of grant	Jun. 05, 2024
End of grace period	06/06/27
Settlement Method	Cash
Quantity of acquisition, shares	335,503
Shares canceled	(13,621)
Shares exercised	(1,629)
Fair value of the share	R$ 23.53
Granted quantities, shares	350,753